Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Class of Stock [Line Items]
Net earnings attributable to shareholders of AQN	$ 103,222	$ 286,219	$ 117,169	$ 222,422
Series A and D Preferred shares dividend	2,276	2,017	4,490	4,157
Net earnings attributable to common shareholders of AQN – basic and diluted	$ 100,946	$ 284,202	$ 112,679	$ 218,265
Weighted average number of shares
Basic (in shares)	614,013,963	529,440,246	606,876,299	527,634,250
Effect of dilutive securities (in shares)	5,982,644	4,812,876	5,813,565	4,920,714
Diluted (in shares)	619,996,607	534,253,122	612,689,864	532,554,964
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,249	$ 1,107	$ 2,464	$ 2,282
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,027	$ 910	$ 2,026	$ 1,875